Equity (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SFr / shares	Dec. 31, 2018 SFr / shares	Dec. 31, 2017 SFr / shares
Statement of changes in equity [abstract]
Dividends payable, amount per share | SFr / shares				SFr 2.85	SFr 2.80	SFr 2.75
Dividends recognised as distributions to owners | $	$ 6,645	$ 6,966	$ 6,495